Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO - West(1)	Compensation Actually Paid to PEO - West(4)	Summary Compensation Table Total for PEO - Carnecchia(2)	Compensation Actually Paid PEO - Carnecchia(4)	Summary Compensation Table Total for PEO - Carter(3)	Compensation Actually Paid to PEO - Carter(4)	Average Summary Compensation Table Total for non-PEO NEOs(5)	Average Compensation Actually Paid to non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($ thousands)	Revenue (10) ($ thousands)
									Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)
2025	$9,414,057	$9,941,865	$—	$—	$—	$—	$2,480,916	$3,095,272	$76.69	$196.00	$8,796	$179,691
2024	—	—	4,267,012	(1,547,422)	1,336,170	938,417	1,499,889	1,145,754	68.05	163.13	3,278	172,083
2023	—	—	2,890,477	3,499,765	—	—	968,783	1,069,903	84.14	124.02	8,027	172,552
2022	—	—	4,935,709	(264,226)	—	—	1,097,940	337,407	71.90	89.41	3,694	144,804
2021	—	—	3,142,487	9,567,265	—	—	943,037	1,492,359	145.21	134.44	7,978	119,797

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Edward H. West (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table” for additional information.
(2)The dollar amounts reported in this column are the amounts of total compensation reported for Scipio "Max" Carnecchia (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table” for additional information.
(3)The dollar amounts reported in this column are the amounts of total compensation reported for Scott Carter (our former Interim Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table” for additional information.
	The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs as a group (excluding Messr. West, Carnecchia, and Carter) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2025, David Lyle, Garrett Gafke, Jason L. Gray, and Michael E. Diamond; (ii) for fiscal year 2024, David Lyle, Michael E. Diamond, Christopher Briggs, and Jason L. Gray; (iii) for fiscal year 2023, Frank Teruel, Michael Diamond, Christopher Briggs, Fuad Ahmad, and Scott Carter; (iv) for fiscal year 2022, Frank Teruel, Michael E. Diamond, Stephen Ritter and Scott Marcus; and (v) for fiscal year 2021, Frank Teruel, Jeffrey Davison, Michael E. Diamond, Jason L. Gray, and Stephen Ritter. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table” for additional information.
Peer Group Issuers, Footnote	Cumulative TSR is calculated by (i) dividing the difference between the company’s share price at the end and the beginning of the measurement period and the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and by (ii) the company’s share price at the beginning of the measurement period. Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group for this purpose is the NASDAQ - 100 Technology Sector Index and is the same peer group used by the company in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended September 30, 2025 (the “Peer Group”).
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent CAP for each PEO, as calculated in accordance with Item 402(v) of Regulation S-K. They do not reflect actual compensation earned by or paid to each PEO during the applicable year, and differ from “Total Compensation” as set forth in the Summary Compensation Tables for each applicable year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The following table details how CAP is determined for each PEO for the applicable year:

PEO	Edward H. West	Scipio "Max" Carnecchia				Scott Carter
Fiscal Year	2025	2024	2023	2022	2021	2024
Summary Compensation Table Total	$9,414,057	$4,267,012	$2,890,477	$4,935,709	$3,142,487	$1,336,170
Deduct: Value of equity awards reported in Summary Compensation Table	(7,902,361)	(2,992,325)	(1,971,333)	(4,025,989)	(1,965,407)	(828,086)
Add: Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	8,430,169	—	2,121,544	1,993,329	3,233,450	444,040
Add: Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	—	—	450,314	(2,373,751)	4,946,721	(104,062)
Add: Fair value as of the vesting date of vested awards granted in current fiscal year	—	—	—	—	—	—
Add/Deduct: Year over year change in fair value of equity awards granted in prior years that vested in the year	—	108,826	8,763	(793,524)	210,014	90,355
Subtract: Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	(2,930,935)	—	—	—	—
Compensation Actually Paid	$9,941,865	$(1,547,422)	$3,499,765	$(264,226)	$9,567,265	$938,417

Non-PEO NEO Average Total Compensation Amount	$ 2,480,916	$ 1,499,889	$ 968,783	$ 1,097,940	$ 943,037
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,095,272	1,145,754	1,069,903	337,407	1,492,359
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represents the average CAP for the Non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. They do not reflect actual compensation earned by or paid to the Non-PEO NEOs during the applicable year, and differ from “Total Compensation” as set forth in the Summary Compensation Tables for each applicable year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The following table details how CAP is determined for the non-PEO NEOs as a group for the applicable year:

Fiscal Year	2025	2024	2023	2022	2021
Summary Compensation Table Total	$2,480,916	$1,499,889	$968,783	$1,097,940	$943,037
Deduct: Value of equity awards reported in Summary Compensation Table	(1,762,491)	(890,081)	(407,708)	(643,644)	(430,165)
Add: Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	2,263,443	592,500	461,257	352,010	556,942
Add: Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	110,358	(83,624)	51,677	(379,700)	273,505
Add: Fair value as of the vesting date of vested awards granted in current fiscal year	—	—	—	—	—
Add/Deduct: Year over year change in fair value of equity awards granted in prior years that vested in the year	3,046	27,070	3,027	(89,199)	149,040
Subtract: Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	(7,133)	—	—
Compensation Actually Paid	$3,095,272	$1,145,754	$1,069,903	$337,407	$1,492,359

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company’s TSR versus Peer TSR
The following graph depicts the relationship between the CAP of our PEO, the average of CAP of our Non-PEO NEOs, and the company’s cumulative TSR over the five most recently completed fiscal years. In addition, the graph depicts the overall performance of the company’s TSR as compared to the TSR of the Peer Group.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following graph depicts the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the company’s net income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	AP and Revenue
The following graph depicts the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the company’s revenue over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
CAP and Company’s TSR versus Peer TSR
The following graph depicts the relationship between the CAP of our PEO, the average of CAP of our Non-PEO NEOs, and the company’s cumulative TSR over the five most recently completed fiscal years. In addition, the graph depicts the overall performance of the company’s TSR as compared to the TSR of the Peer Group.

Total Shareholder Return Amount	$ 76.69	68.05	84.14	71.90	145.21
Peer Group Total Shareholder Return Amount	196.00	163.13	124.02	89.41	134.44
Net Income (Loss)	$ 8,796,000	$ 3,278,000	$ 8,027,000	$ 3,694,000	$ 7,978,000
Company Selected Measure Amount	179,691,000	172,083,000	172,552,000	144,804,000	119,797,000
PEO Name			Scipio "Max" Carnecchia	Scipio "Max" Carnecchia	Scipio "Max" Carnecchia
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation program, the company has determined that revenue is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link the CAP to the company’s NEOs, for the most recently completed fiscal year. The dollar amounts reported represent the amount of revenue reflected in the company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Edward H. West [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,414,057	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 9,941,865	0	0	0	0
PEO Name	Edward H. West
Scipio Maximus Carnecchia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	4,267,012	2,890,477	4,935,709	3,142,487
PEO Actually Paid Compensation Amount	0	$ (1,547,422)	3,499,765	(264,226)	9,567,265
PEO Name		Scipio "Max" Carnecchia
Scott Carter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 1,336,170	0	0	0
PEO Actually Paid Compensation Amount	0	$ 938,417	0	0	0
PEO Name		Scott Carter
PEO | Edward H. West [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,902,361)
PEO | Edward H. West [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,430,169
PEO | Edward H. West [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward H. West [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward H. West [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward H. West [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Scipio Maximus Carnecchia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,992,325)	(1,971,333)	(4,025,989)	(1,965,407)
PEO | Scipio Maximus Carnecchia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,121,544	1,993,329	3,233,450
PEO | Scipio Maximus Carnecchia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	450,314	(2,373,751)	4,946,721
PEO | Scipio Maximus Carnecchia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Scipio Maximus Carnecchia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		108,826	8,763	(793,524)	210,014
PEO | Scipio Maximus Carnecchia [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,930,935)	0	0	0
PEO | Scott Carter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(828,086)
PEO | Scott Carter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		444,040
PEO | Scott Carter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(104,062)
PEO | Scott Carter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Scott Carter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		90,355
PEO | Scott Carter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,762,491)	(890,081)	(407,708)	(643,644)	(430,165)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,263,443	592,500	461,257	352,010	556,942
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,358	(83,624)	51,677	(379,700)	273,505
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,046	27,070	3,027	(89,199)	149,040
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (7,133)	$ 0	$ 0